December 16, 2025

Via EDGAR Transmission

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: FIS Trust, File Nos. 333-288251 and 811-24099

Ladies and Gentlemen:

On behalf of the FIS Bright Portfolios Focused Equity ETF and FIS Christian Stock Fund (each a “Fund” and collectively the “Funds”), each a series of FIS Trust (the “Registrant”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus and statement of additional information for each Fund contained in Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, dated December 15, 2025 (the “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment; and (ii) the text of the Amendment with respect to each Fund was filed electronically with the Securities and Exchange Commission on December 15, 2025, accession number 0001999371-25-020347.

If you have any questions, please do not hesitate to contact the undersigned at (202) 973-2727.

Very truly yours,

/s/ Bibb L. Strench

Bibb L. Strench